Ordinary share (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares outstanding	3,260,559	3,260,559
Less: shares under treasury stock	(167,700)	(167,700)
Total	3,260,559	3,092,859